Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 147,204	$ 917,495
Accounts receivable, net of allowance for doubtful accounts of $622 and $0, respectively	21,146	8,159
Inventory, at cost	2,184,381	1,554,807
Prepaid and other current assets	0	30,000
Total Current Assets	2,352,731	2,510,461
Property and equipment, net of accumulated depreciation of $25,800 and $8,839, respectively	98,114	50,616
Deferred Tax Asset	1,101,600	456,500
Intangible assets, net of accumulated amortization of $139,394 and $103,044, respectively	587,606	623,956
Investment in joint ventures	490,410	490,410
TOTAL ASSETS	4,630,461	4,131,943
Current Liabilities
Accounts payable	427,504	378,215
Accrued expenses	211,051	31,495
Deferred revenue and customer deposits	449,995	569,994
Due to affiliate	10,000	10,000
Note payable to related party	43,552	46,692
Total Current Liabilities	1,142,102	1,036,396
Total Liabilities	1,142,102	1,036,396
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 2,000 issued and outstanding	2	2
Common stock: $0.001 par; 900,000,000 authorized; 132,899,796 and 123,445,209 issued and outstanding, respectively	132,899	123,445
Additional paid-in capital	6,629,334	5,180,468
Issued and unearned stock compensation	(33,333)	(48,333)
Accumulated deficit	(3,240,543)	(2,160,035)
Total Stockholders' Equity	3,488,359	3,095,547
Total Liabilities and Stockholders' Equity	$ 4,630,461	$ 4,131,943